CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT (Parenthetical) - $ / shares	3 Months Ended			12 Months Ended
	Jun. 27, 2018	Sep. 27, 2017	Jun. 28, 2017	Jun. 27, 2018	Jun. 28, 2017	Jun. 29, 2016
Dividends per share	$ 0.38	$ 0.38	$ 0.34	$ 1.52	$ 1.36	$ 1.28